Other (expense) income and finance costs - Finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other income & finance costs [Line Items]
Other interest and financing costs	$ 4,131	$ 4,380
Senior secured notes redemption premium	21,400	6,275
Amortization of discount and transaction costs of senior secured notes and TARCA due to early redemption	9,700	2,286
Interest expense on lease liabilities	2,003	1,934
Asset retirement obligation accretion	1,412	1,893
Finance costs	71,809	50,874
Senior Notes due 2029
Disclosure of other income & finance costs [Line Items]
Capitalized interest paid	11,008	0
Senior Secured Notes due 2024
Disclosure of other income & finance costs [Line Items]
Capitalized interest paid	17,014	29,486
Term loan
Disclosure of other income & finance costs [Line Items]
Capitalized interest paid	2,456	6,380
Redemption option derivative asset
Disclosure of other income & finance costs [Line Items]
Redemption option derivative gain (note 16(a))	$ 2,685	$ (1,760)